Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	2
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Number of LNG carriers	27
Number of LNG carriers included in joint ventures accounted for under the equity method	16
Number of LPG carriers	3
Number of Multigas carriers	2
Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Number of crude oil tankers	10
Number of Handymax product tanker	1